DEBT (Tables)	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM LOANS

(a) Short-term loans:

		September 30, 2025	September 30, 2024

China Construction Bank (“CCB’)	(1)	$36,117	$36,639
Shanghai Pudong Development Bank (“SPD Bank”)	(2)	3,610,058	1,424,989
Beijing Bank	(3)	842,815	854,993
Industrial and Commercial Bank of China (“ICBC”)	(4)	702,346	142,499
Agricultural Bank of China	(5)	1,123,753	1,139,991
Bohai Bank	(6)	561,877	569,995
Bank of China	(7)	421,408	569,995
Postal Savings Bank of China	(8)	280,938	439,181
Qinnong Bank	(9)	983,284	498,746
Bank of Communication	(10)	-	42,465
Zheshang Bank	(11)	842,815	-
Chang’an Bank	(12)	842,815	-
Total short-term loans		$10,248,225	$5,719,493

SCHEDULE OF LONG -TERM LOANS

(b) Long-term loans:

		September 30, 2025	September 30, 2024

Xi’an High-Tech Emerging Industry Investment Fund Partnership	(13)	$-	$46,523
Webank Co., Ltd.	(14)	-	174,062
Huaxia Bank	(15)	800,674	926,243
Qishang Bank	(16)	140,470	284,998
Ningxia Bank	(17)	983,284	-
Total		1,924,428	1,431,826
Less: current portion of long-term loans		(1,081,613)	(461,765)
Total long-term loans		$842,815	$970,061